Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
May 31, 2022
Text Block [Abstract]
Components of Prepaid Expenses and Other Current Assets, Net
Prepaid expenses and other current assets, net, consisted of the following:

	As of May 31,
	2021	2022
	US$	US$
Advances to suppliers	60,231	60,018
Receivable from third parties’ platforms	46,789	40,620
Interest receivables	51,249	33,459
Rental deposits	24,700	17,921
Staff advances (a)	34,611	17,564
Prepaid rents (b)	20,152	14,785
VAT recoverable	7,887	12,174
Prepaid advertising fees	7,067	5,155
Deposits of advertising and decoration	1,222	1,719
Others (c)	15,540	12,443

	269,448	215,858
Less: allowance for other receivables	(215)	(456)

	269,233	215,402

(a)	Staff advances were provided to staff for travelling and business related use and are expensed as incurred.
(b)	Prepaid rents represent the prepayment of rent related to leases less than 12 months.
(c)	Others primarily included prepaid maintenance fees, other receivables and other miscellaneous prepayments.